File Number: 84-5858

For the reporting period ended December 31, 2002

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAR 31 2003
DIVISION OF MARKET REGULATION

[redacted]

03054004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0337
Expires:	July 31, 2003
Estimated average burden hours per full response....	6.00
Estimated average burden hours per intermediate response...............	1.50
Estimated average burden hours per minimum response................	.50

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

MANDALAY STOCK TRANSFER INC

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☑ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
PROCESSED	
APR 10 2003	
THOMSON FINANCIAL	

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☑ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

SEC 2113 (12-00)

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

☐ Comptroller of the Currency
☐ Federal Deposit Insurance Corporation
☐ Board of Governors of the Federal Reserve System
☑ Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

☑ Yes, filed amendment(s)
☐ No, failed to file amendment(s)
☐ Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

____

____

____

____

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 1,203

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 5,957

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: .... Ø

c. Number of individual securityholder DRS accounts as of December 31: .... Ø

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
100%	Ø	Ø	Ø	Ø	Ø

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	4	Ø	Ø	Ø	Ø	Ø
b. Receives items for transfer but does not maintain the master securityholder files:	Ø	Ø	Ø	Ø	Ø	Ø
c. Does not receive items for transfer but maintains the master securityholder files:	Ø	Ø	Ø	Ø	Ø	Ø

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: .... Ø
   b. Number of issues for which DRS services were provided, as of December 31: .... Ø
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues .... Ø
      ii. amount (in dollars) .... Ø

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	Ø	Ø
ii. Market value (in dollars)	Ø	Ø

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): .... Ø

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

   ☐ Yes ☒ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

   No buy-ins or no incident of Aged Record Differences.

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

   ☒ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... ______

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .... ______

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: .... Ø
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): .... Ø

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
Ø	Ø	Ø

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: .... Ø

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title: PRESIDENT / CEO Telephone number: 702-892-3960
Name of Official responsible for Form: (First name, Middle name, Last name) Anthony Michael VAlinoti	Date signed (Month/Day/Year): 3-28-03

File Number 84-5858	Supplement to Form TA-2
For the reporting period ended December 31, 2002	Full Name of Registrant MANDALAY STOCK TRANSFER

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s):	File No. (beginning with 84- or 85-):
Ø	Ø

In replying please quote
84- 5858

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

DIVISION OF
MARKET REGULATION

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAR 3 1 2003
DIVISION OF MARKET REGULATION

January 8, 2003

MANDALAY STOCK TRANSFER INC.
Compliance Department
3753 HOWARD HUGHES PARKWAY, STE 200
LAS VEGAS, NV 89109

Dear Transfer Agent:

Rule 17Ac2-2 under the Securities Exchange Act of 1934, requires you to file Form TA-2 annually by March 31. There is no exemption to this requirement. You may find Form TA-2 on the Commission's web site at www.sec.gov under "Forms," which is found on the bottom of the web page. If you are unable to print the form from our web site, you can order Form TA-2 from the Commission's publication room at (202) 942-4040.

In order to comply with Rule 17Ac2-2, filings covering the previous calendar year must be received at the Commission by March 31. The date on which the Commission receives any filing is its filing date. In addition, to assist you with the timely and accurate filing of your Form, I direct your attention to the following items:

1) Your file number is 84- 5858. Please enter your file number in the top of the box at the upper left hand corner of the front page of the Form. In the lower portion of the box, enter "2002," the year of the current filing period;

2) In question number 1, please use the name printed above. This is the name in which your registration is listed in our records. If you have changed your name, please obtain from and file with your appropriate regulatory agency an amended Form TA-1;

3) In answering questions 4 through 8, use the actual number of transactions, accounts, dollars, etc. Do not round off any answers; and

4) Mutual funds and serial bonds should be counted as one issue per CUSIP number.

If you have any questions, please feel free to contact me or Lori Bucci in the Division of Market Regulation at (202) 942-4187.

Sincerely,

Jerry W. Carpenter
Assistant Director